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                               SUPPLEMENT TO THE
                        SCHWAB MARKETTRACK PORTFOLIOS(R)
                                PROSPECTUS DATED
                               FEBRUARY 28, 2002

                        Effective May 6, 2002, the
                        underlying bond fund for the
                        MarketTrack Portfolios changed its
                        name from Schwab Total Bond
                        Market Index Fund to Schwab Total
                        Bond Market Fund.

                        Please retain this supplement for
                        future reference.